advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2017
advance billings and customer deposits
Advance billings	$ 517	$ 506		$ 456
Deferred customer activation and connection fees	11	13		17
Customer deposits	15	21		15
Regulatory deferral accounts	1	1		8
Contract liabilities	544	541	$ 552	496
Other	75	91		88
Total	$ 619	$ 632		$ 584